Schedule of Investments (unaudited) January 31, 2024	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.5%
BHP Group Ltd., Class DI	14,874	$458,489

Brazil — 4.9%
Ambev SA	273,886	723,080
Cia Siderurgica Nacional SA	20,414	73,054
Cogna Educacao SA (a)	1,296,656	764,217
EcoRodovias Infraestrutura e Logistica SA	52,299	95,743
Marfrig Global Foods SA (a)	35,309	67,063
Petroleo Brasileiro SA, ADR	11,252	184,533
StoneCo Ltd., Class A (a)	6,113	105,082
Telefonica Brasil SA	58,876	610,341
TOTVS SA	15,756	100,240
Ultrapar Participacoes SA	8,599	48,893
Vale SA	99,114	1,355,556

		4,127,802

Chile — 1.8%
Banco de Chile	2,749,674	307,767
Banco Santander Chile	6,365,223	294,369
Cencosud SA	222,052	386,430
Empresas Copec SA	9,089	57,782
Enel Americas SA	1,772,410	179,624
Enel Chile SA	704,528	42,349
Latam Airlines Group SA (a)	21,196,257	261,933

		1,530,254

China — 23.5%
Alibaba Group Holding Ltd.	271,520	2,435,256
Baidu, Inc., Class A (a)	10,192	131,958
Bank of China Ltd., Class H	1,034,000	388,029
BOE Technology Group Co. Ltd., Class A	1,601,200	801,842
BYD Co. Ltd., Class A	16,000	381,010
China Lesso Group Holdings Ltd. (a)	243,000	107,654
China Life Insurance Co. Ltd., Class H	97,000	111,826
China Merchants Bank Co. Ltd., Class H	268,000	976,963
China Pacific Insurance Group Co. Ltd., Class H	46,200	85,007
China Petroleum & Chemical Corp., Class H	1,394,000	725,163
China Resources Land Ltd.	24,000	72,865
Goldwind Science & Technology Co. Ltd., Class H	117,800	43,029
Gree Electric Appliances, Inc. of Zhuhai, Class A	167,800	824,121
Huatai Securities Co. Ltd., Class A	391,300	749,112
Huayu Automotive Systems Co. Ltd., Class A	23,000	52,035
Industrial & Commercial Bank of China Ltd., Class H	480,000	233,822
JD.com, Inc., Class A	90,710	1,022,858
Lens Technology Co. Ltd., Class A	85,700	124,492
Lingyi iTech Guangdong Co., Class A	54,100	35,698
Meihua Holdings Group Co. Ltd., Class A	296,600	411,454
Meituan, Class B (a)(b)	149,880	1,205,518
NetEase, Inc.	63,370	1,231,793
PDD Holdings, Inc., ADR (a)	1,591	201,850
PetroChina Co. Ltd., Class H	1,085,700	785,358
Ping An Insurance Group Co. of China Ltd., Class H	270,500	1,137,058
Poly Property Services Co. Ltd., Class H	50,400	178,795
RiseSun Real Estate Development Co. Ltd., Class A (a)	1	—
SAIC Motor Corp. Ltd., Class A	439,500	836,613
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	118,700	167,784
Tencent Holdings Ltd.	103,100	3,578,735
Trip.com Group Ltd. (a)	7,100	258,436
Vipshop Holdings Ltd., ADR (a)	2,633	41,838

Security	Shares	Value

China (continued)
Weichai Power Co. Ltd., Class A	131,800	$270,478
Xiabuxiabu Catering Management China Holdings Co. Ltd. (b)	529,500	134,459
Xiaomi Corp., Class B (a)(b)	144,200	227,191

		19,970,100

Greece — 0.1%
OPAP SA, Class R	3,348	57,963

Hong Kong — 0.2%
Bosideng International Holdings Ltd.	392,000	177,206

India — 15.9%
Alkem Laboratories Ltd.	9,372	563,478
Axis Bank Ltd.	3,383	43,496
BEML Ltd., (Acquired 01/04/24, Cost: $553,880) (c)	15,471	653,079
Bharat Petroleum Corp. Ltd.	120,560	730,721
Birlasoft Ltd.	81,390	831,521
Canara Bank	32,374	187,937
Chambal Fertilisers and Chemicals Ltd.	109,905	485,647
Computer Age Management Services Ltd.	5,574	194,708
Dr. Lal PathLabs Ltd. (b)	9,852	298,996
Fortis Healthcare Ltd.	13,212	68,798
HCL Technologies Ltd.	11,644	220,979
HDFC Bank Ltd.	48,679	856,062
ICICI Bank Ltd.	110,150	1,364,222
ICICI Bank Ltd., ADR	9,175	223,870
Indian Oil Corp. Ltd.	369,664	654,626
Infosys Ltd.	9,658	192,544
JK Cement Ltd.	5,903	309,822
Kotak Mahindra Bank Ltd.	24,101	529,711
L&T Finance Holdings Ltd.	102,200	213,343
Larsen & Toubro Ltd.	21,703	908,601
Mahanagar Gas Ltd.	2,068	36,907
Narayana Hrudayalaya Ltd.	2,971	47,109
NCC Ltd./India	17,645	45,734
Reliance Industries Ltd.	18,573	638,104
Shree Cement Ltd.	1,949	669,852
State Bank of India	8,962	69,226
Steel Authority of India Ltd.	317,274	467,933
Sun Pharmaceutical Industries Ltd.	9,911	169,318
Tata Consultancy Services Ltd.	20,973	963,313
Triveni Turbine Ltd., Class B (a)	55,452	251,552
Voltas Ltd.	3,995	52,551
Zydus Lifesciences Ltd.	59,255	542,276

		13,486,036

Indonesia — 3.1%
Astra International Tbk PT	2,052,700	666,672
Bank Mandiri Persero Tbk PT	861,300	362,620
Bank Rakyat Indonesia Persero Tbk PT	3,093,700	1,114,460
Perusahaan Gas Negara Tbk PT	4,858,200	358,155
Vale Indonesia Tbk PT	475,600	116,640

		2,618,547

Kuwait — 0.6%
Kuwait Finance House KSCP	190,512	477,519

Malaysia — 3.3%
CIMB Group Holdings Bhd	637,900	840,205
IHH Healthcare Bhd	133,200	171,854
Malayan Banking Bhd	119,500	233,742
MISC Bhd	69,500	107,880

1

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Petronas Dagangan Bhd	19,000	$85,721
Public Bank Bhd	762,200	706,572
YTL Corp. Bhd	1,178,200	580,869
YTL Power International Bhd	62,800	54,357

		2,781,200

Mexico — 0.1%
Alsea SAB de CV (a)	12,708	49,661

Poland — 1.9%
Bank Polska Kasa Opieki SA	7,629	293,458
Powszechna Kasa Oszczednosci Bank Polski SA	22,006	279,213
Powszechny Zaklad Ubezpieczen SA	77,574	934,003
Santander Bank Polska SA	652	78,969

		1,585,643

Qatar — 0.6%
Ooredoo QPSC	53,466	156,930
Qatar National Bank QPSC	89,345	379,557

		536,487

Russia(d) — 0.0%
Alrosa PJSC (a)	1,407,496	156
LUKOIL PJSC	23,527	3
Novatek PJSC	29,650	3

		162

Saudi Arabia — 3.2%
Al Rajhi Bank	7,794	173,985
Leejam Sports Co. JSC	1,796	92,527
Saudi Basic Industries Corp.	48,316	1,001,571
Saudi British Bank	15,587	148,908
Saudi National Bank	21,559	232,827
Saudi Telecom Co.	95,029	1,034,068

		2,683,886

South Africa — 1.2%
Standard Bank Group Ltd.	92,572	987,600

South Korea — 9.0%
AMOREPACIFIC Group	15,083	277,159
Celltrion, Inc.	1,191	160,359
Cheil Worldwide, Inc.	18,860	259,577
CJ Logistics Corp.	3,700	376,542
Daewoo Engineering & Construction Co. Ltd. (a)	72,831	214,179
Daewoong Pharmaceutical Co. Ltd. (a)	351	29,015
GS Holdings Corp.	1,130	39,188
GS Retail Co. Ltd. (a)	7,574	126,405
HD Hyundai Construction Equipment Co. Ltd.	1,161	44,164
HL Mando Co. Ltd. (a)	11,380	298,734
Hugel, Inc. (a)	3,492	396,684
Hyundai Mobis Co. Ltd.	1,233	193,277
Hyundai Motor Co.	1,279	186,031
KCC Corp.	1,437	264,671
Kia Corp.	10,094	775,331
Kolon Industries, Inc. (a)	1,645	50,039
LG Chem Ltd.	624	202,354
LX International Corp.	4,800	100,925
POSCO Holdings, Inc.	158	50,130
Samsung Electronics Co. Ltd.	54,010	2,934,732
Samsung SDI Co. Ltd.	609	169,012
Seegene, Inc.	3,583	67,817
SK Hynix, Inc.	2,224	222,713

Security	Shares	Value

South Korea (continued)
SK Telecom Co. Ltd.	681	$25,605
SK, Inc.	1,216	166,687
S-Oil Corp.	513	26,081

		7,657,411

Taiwan — 18.2%
Arcadyan Technology Corp.	69,000	379,913
Asustek Computer, Inc.	32,000	454,378
Chicony Electronics Co. Ltd.	149,000	781,240
Chunghwa Telecom Co. Ltd.	81,000	307,064
CTBC Financial Holding Co. Ltd.	1,110,000	1,007,005
E.Sun Financial Holding Co. Ltd.	155,000	122,340
Elan Microelectronics Corp.	139,000	664,871
Far EasTone Telecommunications Co. Ltd.	10,000	25,719
Hon Hai Precision Industry Co. Ltd.	332,000	1,086,046
Hon Hai Precision Industry Co. Ltd., GDR	3,405	22,012
Makalot Industrial Co. Ltd.	10,000	114,712
MediaTek, Inc.	45,000	1,388,593
Phison Electronics Corp.	48,000	806,124
Powertech Technology, Inc.	26,000	120,710
Poya International Co. Ltd.	18,420	303,495
Primax Electronics Ltd.	64,000	134,163
Sercomm Corp.	16,000	66,276
Simplo Technology Co. Ltd.	3,000	38,914
Taiwan Semiconductor Manufacturing Co. Ltd.	305,000	6,105,640
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,242	592,136
Tripod Technology Corp.	53,000	316,473
United Microelectronics Corp.	35,000	54,518
Visual Photonics Epitaxy Co. Ltd.	11,000	47,342
Win Semiconductors Corp.	110,000	542,016

		15,481,700

Thailand — 1.7%
Bangchak Corp. PCL, NVDR	275,500	325,596
Bangkok Dusit Medical Services PCL, NVDR	579,100	448,882
PTT Exploration & Production PCL, NVDR	163,500	690,021

		1,464,499

Turkey — 0.6%
Migros Ticaret A/S, Class A	41,268	555,045

United Arab Emirates — 0.4%
First Abu Dhabi Bank PJSC	80,471	320,813

United States — 0.9%
Genpact Ltd.	22,286	800,067

Total Common Stocks — 91.7% (Cost: $76,986,295)		77,808,090

Preferred Securities

Preferred Stocks — 3.4%

Brazil — 3.1%
Banco Bradesco SA, Preference Shares	113,402	351,348
Cia Energetica de Minas Gerais, Preference Shares	17,583	40,884
Gerdau SA, Preference Shares	13,504	57,348
Itau Unibanco Holding SA, Preference Shares	51,886	343,295

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Petroleo Brasileiro SA, Preference Shares	181,015	$1,477,890
Usinas Siderurgicas de Minas Gerais S/A Usiminas, Preference Shares	189,632	351,752

		2,622,517

Chile — 0.3%
Sociedad Quimica y Minera de Chile SA, Class B	6,003	257,769

Total Preferred Securities — 3.4% (Cost: $2,782,299)		2,880,286

Total Long-Term Investments — 95.1% (Cost: $79,768,594)		80,688,376

Short-Term Securities

Money Market Funds — 5.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.21%(e)(f)	4,345,418	4,345,418

Total Short-Term Securities — 5.1% (Cost: $4,345,418)		4,345,418

Total Investments — 100.2% (Cost: $84,114,012)		85,033,794

Liabilities in Excess of Other Assets — (0.2)%		(178,240)

Net Assets — 100.0%		$84,855,554

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $653,079, representing 0.8% of its net assets as of period end, and an original cost of $553,880.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$4,592,936	$—	$(247,518	)(a)	$—	$—	$4,345,418	4,345,418	$154,879		$—
SL Liquidity Series, LLC, Money Market Series(b)	8,990	—	(8,992	)(a)	8	(6)	—	—	244	(c)	—

					$8	$(6)	$4,345,418		$155,123		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	85	03/15/24	$4,168	$(81,926)

3

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$458,489	$—	$458,489
Brazil	4,127,802	—	—	4,127,802
Chile	1,222,487	307,767	—	1,530,254
China	243,688	19,726,412	—	19,970,100
Greece	57,963	—	—	57,963
Hong Kong	—	177,206	—	177,206
India	223,870	13,262,166	—	13,486,036
Indonesia	116,640	2,501,907	—	2,618,547
Kuwait	—	477,519	—	477,519
Malaysia	85,721	2,695,479	—	2,781,200
Mexico	49,661	—	—	49,661
Poland	—	1,585,643	—	1,585,643
Qatar	156,930	379,557	—	536,487
Russia	—	—	162	162
Saudi Arabia	92,527	2,591,359	—	2,683,886
South Africa	987,600	—	—	987,600
South Korea	—	7,657,411	—	7,657,411
Taiwan	592,136	14,889,564	—	15,481,700
Thailand	—	1,464,499	—	1,464,499
Turkey	—	555,045	—	555,045
United Arab Emirates	—	320,813	—	320,813
United States	800,067	—	—	800,067
Preferred Securities
Preferred Stocks
Brazil	2,622,517	—	—	2,622,517
Chile	—	257,769	—	257,769
Short-Term Securities
Money Market Funds	4,345,418	—	—	4,345,418

	$15,725,027	$69,308,605	$162	$85,033,794

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(81,926)	$—	$—	$(81,926)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Company

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

SAB	Special Assessment Bonds

5